Share-Based Compensation Plans - Company's Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Balance at beginning of period (in shares)	5,521,541	24,183
Granted (in shares)	0	5,510,035
Forfeited and canceled (in shares)	(1,950,411)
Expired (in shares)	(4,236)	(12,677)
Balance at end of period (in shares)	3,566,894	5,521,541	24,183
Options exercisable (in shares)	1,384,633
Weighted Average Exercise Price
Balance at beginning of period (in dollars per share)	$ 2.33	$ 392.44
Granted (in dollars per share)	0.00	1.62
Forfeited and canceled (in dollars per share)	1.61
Expired (in dollars per share)	357.23	436.48
Balance at end of period (in dollars per share)	2.31	$ 2.33	$ 392.44
Options exercisable (in dollars per share)	$ 3.35
Aggregate Intrinsic Value
Balance	$ 760	$ 344	$ 0
Options exercisable	$ 302
Weighted-Average Contractual Term in Years
Balance	5 years 8 months 5 days	6 years 8 months 1 day	0 years
Options exercisable	5 years 8 months 1 day